Income Taxes - Schedule of Loss Before Income Tax Expenses (Benefit) for Domestic and Foreign (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	¥ 316,425	¥ 870,174	¥ 558,657
Foreign	597,974	363,757	547,517
Total	¥ 914,399	¥ 1,233,931	¥ 1,106,174